Share-based Compensation - Assumptions (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)			$ 0.1
Risk-free interest rate, minimum	4.14%	3.94%	3.48%
Risk-free interest rate, maximum	4.66%	4.57%	4.80%
Expected term (in years)		10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	41.68%	43.27%	55.18%
Expected volatility, maximum	45.25%	56.21%	56.32%
Expected forfeiture rate (post-vesting)	10.00%		3.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.1	$ 0.0001
Fair value of the ordinary shares on the date of option grant (in dollars per share)	$ 0.55	$ 0.4575	$ 0.495
Expected term (in years)	8 years
Expected forfeiture rate (post-vesting)		3.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.5	$ 2
Fair value of the ordinary shares on the date of option grant (in dollars per share)	$ 0.96	$ 1.04	$ 0.6375
Expected term (in years)	10 years
Expected forfeiture rate (post-vesting)		10.00%